SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Income tax payable	$ 475,859	$ 326,389
Service tax payable	5,820	495,156
Less: Tax prepaid	(428,521)	(482,195)
Total	$ 53,158	$ 339,350